Other Assets And Liabilities [Text Block]	12 Months Ended
Mar. 31, 2014
Other Assets And Liabilities [Text Block]
14.	OTHER ASSETS AND LIABILITIES

Major components of other assets and liabilities at March 31, 2013 and 2014 were as follows:

	2013	2014
	(in millions)
Other assets:
Accounts receivable:
Receivables from brokers, dealers and customers for securities transactions	¥1,217,164	¥2,073,499
Other	956,000	1,135,009
Investments in equity method investees	1,273,847	1,620,168
Prepaid benefit cost (Note 13)	117,873	412,417
Cash collateral pledged (Note 8)	1,573,698	1,045,851
Other	1,647,213	1,731,642

Total	¥6,785,795	¥8,018,586

Other liabilities:
Accounts payable:
Payables to brokers, dealers and customers for securities transactions	¥1,047,514	¥583,845
Other	1,053,294	1,499,191
Deferred tax liabilities	127,218	253,714
Allowance for off-balance sheet credit instruments	55,915	69,871
Accrued benefit cost (Note 13)	96,844	61,026
Guarantees and indemnifications	50,433	44,824
Cash collateral received (Note 8)	366,544	454,506
Accrued and other liabilities	2,250,927	2,640,034

Total	¥5,048,689	¥5,607,011

Investments in equity method investees include marketable equity securities carried at ¥788,250 million and ¥1,033,806 million at March 31, 2013 and 2014, respectively. Corresponding aggregated market values were ¥1,203,241 million and ¥1,789,053 million, respectively. Investments in equity method investees also include investments in MSMS at ¥174,935 million and ¥163,520 million, and in Morgan Stanley at ¥664,031 million and ¥825,385 million at March 31, 2013 and 2014, respectively. As of March 31, 2014, the MUFG Group held approximately 21.91% of Morgan Stanley’s common stock.

The MUFG Group periodically evaluates whether a loss in value of investments in equity method investees is other-than-temporary. As a result of evaluations, the MUFG Group recognized other-than-temporary declines in the value of an investment and recorded impairment losses related to certain affiliated companies of ¥580,474 million, ¥14,635 million and ¥32,824 million for the fiscal years ended March 31, 2012, 2013 and 2014, respectively. The impairment losses are included in Equity in earnings (losses) of equity method investees—net in the accompanying consolidated statements of income. See Note 2 for further details of the impairment losses recorded on investments in Morgan Stanley for the fiscal year ended March 31, 2012.

Summarized Financial Information of the MUFG Group’s equity method investees

Summarized financial information of Morgan Stanley, the largest portion of the MUFG Group’s equity method investees, as of March 31, 2013 and 2014, and for each of the three years in the period ended March 31, 2014 is as follows:

	2013	2014
	(in billions)
Trading assets	¥25,134	¥26,712
Federal funds sold and securities purchased under agreements to resell	13,206	11,072
Securities borrowed	12,765	15,190
Total assets	75,370	85,566
Trading liabilities	12,459	11,485
Securities sold under agreements to repurchase and Securities loaned	15,012	15,083
Long-term borrowings	15,532	15,785
Total liabilities	68,740	78,334
Nonredeemable noncontrolling interests	317	329

	2012	2013	2014
	(in billions)
Net revenues	¥2,517	¥2,271	¥3,333
Total non-interest expenses	2,084	2,105	2,812
Income from continuing operations before income taxes	433	166	521
Net income applicable to Morgan Stanley	244	100	349

Summarized financial information of the MUFG Group’s equity method investees, other than Morgan Stanley as of March 31, 2013 and 2014, and for each of the three years in the period ended March 31, 2014 is as follows:

	2013	2014
	(in billions)
Net loans	¥7,673	¥9,493
Total assets	12,906	16,277
Deposits	2,729	4,674
Total liabilities	9,455	12,247
Noncontrolling interests	181	457

	2012	2013	2014
	(in billions)
Total interest income	¥475	¥444	¥543
Total interest expense	98	92	165
Net interest income	377	352	378
Provision for credit losses	51	55	59
Income before income tax expense	128	163	214
Net income	75	124	159